General information - Bond Issuance and Energy Assets compensation payment (Details) R$ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Jun. 30, 2017 USD ($)	May 31, 2017 BRL (R$)	May 31, 2017 USD ($)	May 19, 2017 BRL (R$)	May 19, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 04, 2017 USD ($)
General information
Issuance of new shares									$ 306,431	$ 170,070	$ 84
Energy asset compensation paid in cash									55,380		$ (52,686)
Reimbursement of share premium						$ 150,000	$ 140,000	$ 140,000	430,000	69,931
Reversion of Put Option									173,734
Share premium
General information
Issuance of new shares									285,931	59,159
Conversion of share capital into share premium						$ 428,596	$ 300,000	$ 200,000	928,596	350,000
Reimbursement of share premium									$ 430,000	$ 69,931
Votorantim S.A.
General information
Reversion of Put Option	$ 173,734
Votorantim Investimentos Latino-Americanos S.A. - "VILA"
General information
Issuance of new shares				R$ 129,187	$ 39,827
Votorantim Investimentos Latino-Americanos S.A. - "VILA" | Votorantim S.A.
General information
Amount of cash transferred for reduction of capital		R$ 129,187	$ 39,827
NEXA BR | Votorantim S.A.
General information
Amount of cash transferred for reduction of capital		R$ 50,450	$ 15,553
Ten-year bond
General information
Principal amount												$ 700,000
Interest rate (as a percent)												5.375%